Label	Element	Value
PACE High Yield Investments | Class P2 Prospectus - PACE High Yield Investments
Prospectus [Line Items]	oef_ProspectusLineItems
Risk/Return [Heading]	oef_RiskReturnHeading	PACE High Yield Investments
Objective [Heading]	oef_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	oef_ObjectivePrimaryTextBlock	Total return.
Expense Heading [Optional Text]	oef_ExpenseHeading	Fees and expenses of the fund
Expense Narrative [Text Block]	oef_ExpenseNarrativeTextBlock

These tables describe the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. Shares of Class P2 are available for purchase on behalf of clients of a fee-based program or certain other advisory programs in which UBS Asset Management (Americas) LLC the fund's manager and administrator ("UBS AM"), exercises investment discretion and for which clients pay UBS AM a fee, or the clients pay an affiliate of UBS AM a fee and UBS AM receives compensation, to participate in such programs. Shares of Class P2 are also available for purchase on behalf of institutional clients with which UBS AM or its affiliates has signed a separate investment management agreement, pursuant to which such clients pay an advisory fee, and by other registered investment companies managed by UBS AM that pay a management fee at the investing/acquiring fund level.

Shareholder Fees Caption [Optional Text]	oef_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Optional Text]	oef_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	oef_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Nov. 30, 2026
Expense Example [Heading]	oef_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	oef_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same.*

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover [Heading]	oef_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	oef_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions or dealer spreads, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 62% of the average value of its portfolio.

Portfolio Turnover, Rate	oef_PortfolioTurnoverRate	62.00%
Strategy [Heading]	oef_StrategyHeading	Principal strategies
Strategy Narrative [Text Block]	oef_StrategyNarrativeTextBlock

Principal investments

The fund seeks to achieve its objective by investing primarily in a professionally managed, diversified portfolio of fixed income securities rated below investment grade. Under normal circumstances, the fund invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in high yield fixed income securities that are rated below investment grade or considered to be of comparable quality (commonly known as "junk bonds"). Such investments may be represented by derivatives or by investments in securities of other investment companies that invest primarily in such high yield fixed income securities.

These investments will include fixed income securities that are (1) rated below investment grade (lower than a Baa rating by Moody's Investors Service, Inc. ("Moody's") or lower than a BBB rating by S&P Global Ratings, a division of S&P Global Inc. ("S&P")); (2) comparably rated by another nationally recognized statistical rating organization (collectively, with Moody's and S&P, "Rating Agencies"); or (3) unrated, but deemed by the fund's investment advisor to be of comparable quality to fixed income securities rated below Baa, BBB or a comparable rating by a Rating Agency.

The fund may also invest in other instruments, including exchange-traded funds ("ETFs"), that derive their value from such high yield fixed income securities.

The fund may invest up to 10% of its total assets in US and/or non-US senior secured bank loans (each of which may be denominated in foreign currencies), which may be in the form of loan participations and assignments. The fund may invest in a number of different countries throughout the world, including the US, Europe and emerging market countries.

Under normal circumstances, the fund's average duration will be within +/- 50% of that of the ICE BofA Global High Yield Index (Hedged in USD), which as of July 31, 2025 was approximately 3.11 years and may change over time. Duration is a measure of the fund's exposure to interest rate risk—a longer duration means that changes in market interest rates are likely to have a larger effect on the value of the fund's portfolio. The fund has no average targeted portfolio maturity.

The fund may, but is not required to, use exchange-traded or over-the-counter derivative instruments for risk management purposes or to attempt to increase total returns. The derivatives in which the fund invests include futures and currency forward agreements. These derivatives may be used for risk management purposes, such as hedging the fund's security, index, currency, interest rate or other exposure, or otherwise managing the risk profile of the fund. In addition, the derivative instruments listed above may be used to enhance returns; in place of direct investments; and to obtain or adjust exposure to certain markets. Futures on indices and interest rate swaps may also be used to adjust the fund's portfolio duration.

Management process

The fund employs a "manager of managers" structure. UBS AM, the fund's manager and primary provider of investment advisory services, has the ultimate authority, subject to oversight by the fund's board, to oversee the fund's subadvisor(s) and recommend their hiring, termination and replacement, and to allocate assets among the fund's subadvisor(s).

UBS AM's investment process begins with subadvisor selection. UBS AM's portfolio management team constructs a list of potential subadvisors based on information primarily from internal sources and the team's collective knowledge of the industry, but also supplemented by external sources. The team then focuses its research on that list to identify a small number of the most attractive candidates. This research includes analyzing the portfolio holdings and/or positioning of a subadvisor's investment strategy to understand whether the allocation of risk and the drivers of alpha are consistent with the subadvisor's investment philosophy and stated strengths. The most attractive sub-set of those subadvisors is then selected for in-depth, on-site due diligence meetings with representatives from the investment, operations and compliance groups within UBS AM. The due diligence information is then synthesized to select the most attractive candidate(s) for the fund, subject to the board's approval.

In managing the fund and overseeing the fund's subadvisor(s), UBS AM views its research process as an ongoing one, as the team continually seeks to confirm a subadvisor's investment thesis over the appropriate investment horizon. In general, UBS AM leverages its research and market knowledge to construct funds with exposure to various subadvisors that are expected, in combination, to produce the desired overall fund characteristics. UBS AM's ongoing monitoring and risk management process incorporates daily, weekly, monthly, quarterly and annual responsibilities designed to monitor the drivers of fund risk and performance at the subadvisor level and at the overall fund level. Through this process, UBS AM may adjust a fund's positioning by altering its allocation weights across subadvisors within the fund and/or by changing the specific subadvisors within the fund.

The subadvisor utilizes a "total return" strategy driven by credit research and a team effort to generate alpha in high yield.

Bar Chart and Performance Table [Heading]	oef_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	oef_PerformanceNarrativeTextBlock

Risk/return bar chart and table

The performance information that follows shows the fund's performance information in a bar chart and an average annual total returns table. The bar chart does not reflect any program fee or similar fee charged by advisory programs through which Class P2 shares of the fund may be held or advisory or management fees paid to UBS AM or its affiliates outside of the fund; if it did, the total returns shown would be lower. The information provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year and by showing how the fund's average annual total returns compare with those of the Bloomberg US Aggregate Bond Index, which represents a broad measure of market performance, as well as an additional index over time. The table also includes the average annual returns of the ICE BofA Global High Yield Index (Hedged in USD), which is generally representative of the market sectors or types of investments in which the fund invests. The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. This may be particularly true given that another subadvisor was responsible for managing the fund's assets during previous periods. Nomura Corporate Research and Asset Management Inc. ("NCRAM") assumed day-to-day management of the fund's assets on or around July 1, 2015. Updated performance for the fund is available at www.ubs.com/us/en/assetmanagement/funds/mutual-fund-performance.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Performance Information Illustrates Variability of Returns [Text]	oef_PerformanceInformationIllustratesVariabilityOfReturns	The information provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year and by showing how the fund's average annual total returns compare with those of the Bloomberg US Aggregate Bond Index, which represents a broad measure of market performance, as well as an additional index over time.
Performance Availability Website Address [Text]	oef_PerformanceAvailabilityWebSiteAddress	www.ubs.com/us/en/assetmanagement/funds/mutual-fund-performance
Performance Past Does Not Indicate Future [Text]	oef_PerformancePastDoesNotIndicateFuture	The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	oef_BarChartHeading	PACE High Yield Investments Annual Total Returns of Class P2 Shares (2022 was the class's first full calendar year of operations)
Bar Chart Does Not Reflect Sales Loads [Text]	oef_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect any program fee or similar fee charged by advisory programs through which Class P2 shares of the fund may be held or advisory or management fees paid to UBS AM or its affiliates outside of the fund; if it did, the total returns shown would be lower.
Bar Chart Closing [Text Block]	oef_BarChartClosingTextBlock	Total return January 1 - September 30, 2025: 7.34% Best quarter during calendar year shown—4Q 2023: 6.40% Worst quarter during calendar year shown—2Q 2022: (10.66)%
Year to Date Return, Label [Optional Text]	oef_YearToDateReturnLabel	Total return
Bar Chart, Year to Date Return, Date	oef_BarChartYearToDateReturnDate	Sep. 30, 2025
Bar Chart, Year to Date Return	oef_BarChartYearToDateReturn	7.34%
Highest Quarterly Return, Label [Optional Text]	oef_HighestQuarterlyReturnLabel	Best quarter during calendar year shown
Highest Quarterly Return, Date	oef_BarChartHighestQuarterlyReturnDate	Dec. 31, 2023
Highest Quarterly Return	oef_BarChartHighestQuarterlyReturn	6.40%
Lowest Quarterly Return, Label [Optional Text]	oef_LowestQuarterlyReturnLabel	Worst quarter during calendar year shown
Lowest Quarterly Return, Date	oef_BarChartLowestQuarterlyReturnDate	Jun. 30, 2022
Lowest Quarterly Return	oef_BarChartLowestQuarterlyReturn	(10.66%)
Index No Deduction for Fees, Expenses, or Taxes [Text]	oef_IndexNoDeductionForFeesExpensesTaxes	(Index reflects no deduction for fees, expenses or taxes.)
Performance Table Uses Highest Federal Rate	oef_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	oef_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Average Annual Return, Caption [Optional Text]	oef_AverageAnnualReturnCaption	Average annual total returns* (for the periods ended December 31, 2024)
PACE High Yield Investments | Class P2 Prospectus - PACE High Yield Investments | Risk Lose Money [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	You may lose money by investing in the fund.
PACE High Yield Investments | Class P2 Prospectus - PACE High Yield Investments | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
PACE High Yield Investments | Class P2 Prospectus - PACE High Yield Investments | High yield securities ("junk bonds") risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

High yield securities ("junk bonds") risk: Lower-rated securities (the issuers of which are typically in poorer financial health) are subject to higher risks than investment grade securities and are considered to be speculative. For example, lower-rated securities may be (1) subject to a greater risk of loss of principal and non-payment of interest (including subordination to other creditors and default by the issuer); (2) subject to greater price volatility; and (3) less liquid than investment grade securities. The prices of such securities may be more vulnerable to bad economic news, or even the expectation of bad news, and more likely to be subject to an issuer's downgrade than higher rated fixed income securities. In addition, high yield securities are often thinly traded and may be more difficult to sell and value than higher rated fixed income securities of a similar maturity.

PACE High Yield Investments | Class P2 Prospectus - PACE High Yield Investments | Credit Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Credit risk: The risk that the fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to or guarantor of a derivative contract or transaction, is unable or unwilling to meet its financial obligations. This risk is likely greater for lower quality investments than for investments that are higher quality.

PACE High Yield Investments | Class P2 Prospectus - PACE High Yield Investments | Interest Rate Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Interest rate risk: An increase in prevailing interest rates typically causes the value of fixed income securities to fall, and the fund's yield will tend to lag behind prevailing rates. Changes in interest rates will likely affect the value of longer-duration fixed income securities more than shorter-duration securities and higher quality securities more than lower quality securities. When interest rates are falling, some fixed income securities provide that the issuer may repay them earlier than the maturity date, and if this occurs the fund may have to reinvest these repayments at lower interest rates. The fund may face a heightened level of interest rate risk due to certain changes in general economic conditions, inflation and monetary policy, such as certain types of interest rate changes by the Federal Reserve. Any such changes could be sudden and could expose debt markets to significant volatility and reduced liquidity for fund investments.

PACE High Yield Investments | Class P2 Prospectus - PACE High Yield Investments | Loan investments risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Loan investments risk: In addition to those risks typically associated with investments in debt securities, investments in bank loans are subject to the risk that the collateral securing a loan may not provide sufficient protection to the fund. With respect to participations in loans, the fund's contractual relationship is typically with the lender (rather than the borrower). Consequently, the fund may have limited rights of enforcement against the borrower and assumes the credit risk of both the lender and the borrower. The market for bank loans may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods that may be longer than seven days. Investments in bank loans may be relatively illiquid, which could adversely affect the value of these investments and the fund's ability to dispose of them.

PACE High Yield Investments | Class P2 Prospectus - PACE High Yield Investments | Valuation risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Valuation risk: During periods of reduced market liquidity or in the absence of readily available market quotations for investments, the ability of the fund to value the fund's investments becomes more difficult and the judgment of the fund's manager and subadvisor(s) may play a greater role in the valuation of the investments due to reduced availability of reliable objective pricing data.

PACE High Yield Investments | Class P2 Prospectus - PACE High Yield Investments | Foreign investing risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Foreign investing risk: The value of the fund's investments in foreign securities may fall due to adverse political, social and economic developments abroad and due to decreases in foreign currency values relative to the US dollar. Investments in foreign government bonds involve special risks because the fund may have limited legal recourse in the event of default. Also, foreign securities are sometimes less liquid and more difficult to sell and to value than securities of US issuers.

PACE High Yield Investments | Class P2 Prospectus - PACE High Yield Investments | Market risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Market risk: The risk that the market value of the fund's investments may fluctuate, sometimes rapidly or unpredictably, as the stock and bond markets fluctuate. Market risk may affect a single issuer, industry, or sector of the economy, or it may affect the market as a whole. Moreover, changing market, economic, political and social conditions in one country or geographic region could adversely impact market, economic, political and social conditions in other countries or regions.

PACE High Yield Investments | Class P2 Prospectus - PACE High Yield Investments | Liquidity risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Liquidity risk: Certain of the fund's investments may present liquidity risk. Liquidity risk involves the risk that investments cannot be readily sold at the desired time or price, and the fund may have to accept a lower price or may not be able to sell the security at all. An inability to sell securities can adversely affect the fund's value or prevent the fund from taking advantage of other investment opportunities. Liquid portfolio investments may become illiquid or less liquid after purchase by the fund due to low trading volume, adverse investor perceptions and/or other market developments. In recent years, the number and capacity of dealers that make markets in fixed income securities has decreased. Consequently, the decline in dealers engaging in market making trading activities may increase liquidity risk, which can be more pronounced in periods of market turmoil. Liquidity risk may be magnified in a rising interest rate environment or when investor redemptions from fixed income funds may be higher than normal, causing increased supply in the market due to selling activity. Liquidity risk includes the risk that the fund will experience significant net redemptions at a time when it cannot find willing buyers for its portfolio securities or can only sell its portfolio securities at a material loss.

PACE High Yield Investments | Class P2 Prospectus - PACE High Yield Investments | Leverage risk associated with financial instruments [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Leverage risk associated with financial instruments: The use of financial instruments to increase potential returns, including derivatives and other types of transactions used for investment (non-hedging) purposes (as applicable), may cause the fund to be more volatile than if it had not been leveraged. The use of leverage may also accelerate the velocity of losses and can result in losses to the fund that exceed the amount originally invested. Even small changes in the value of underlying instruments can have a disproportionately large impact on the fund.

PACE High Yield Investments | Class P2 Prospectus - PACE High Yield Investments | Derivatives risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Derivatives risk: The value of derivatives—so called because their value derives from the value of an under-lying asset, reference rate or index—may rise or fall more rapidly than other investments. It is possible for the fund to lose more than the amount it invested in the derivative. When using derivatives for hedging purposes, the fund's overall returns may be reduced if the hedged investment experiences a favorable price movement. In addition, if the fund has insufficient cash to meet daily variation margin or payment requirements, it may have to sell securities from its portfolio at a time when it may be disadvantageous to do so. The risks of investing in derivative instruments also include market, leverage, operational, legal, and management risks. Derivatives relating to fixed income markets are especially susceptible to interest rate risk and credit risk. In addition, many types of derivatives may be subject to liquidity risk, counterparty risk, credit risk and mispricing or valuation complexity. Derivatives also involve the risk that changes in the value of a derivative may not correlate as anticipated with the underlying asset, rate, index or overall securities markets, thereby reducing their effectiveness. These derivatives risks are different from, and may be greater than, the risks associated with investing directly in securities and other instruments. Regulation relating to a mutual fund's use of derivatives and related instruments, including Rule 18f-4 under the Investment Company Act of 1940, as amended, could potentially limit or impact the fund's ability to invest in derivatives, limit the fund's ability to employ certain strategies that use derivatives and/or adversely affect the value of derivatives and the fund's performance.

PACE High Yield Investments | Class P2 Prospectus - PACE High Yield Investments | Investment company risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Investment company risk: Investments in open- or closed-end investment companies, including ETFs, involve certain risks. The fund's investment performance is affected by the investment performance of the underlying funds in which the fund may invest. Through its investment in the underlying funds, the fund is subject to the risks of the underlying funds' investments and their expenses. The shares of other investment companies are subject to the management fees and other expenses of those companies, and the purchase of shares of some investment companies requires the payment of sales loads. In addition, ETFs or closed-end investment companies may trade at a premium or a discount their net asset value.

PACE High Yield Investments | Class P2 Prospectus - PACE High Yield Investments | Management risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Management risk: The risk that the investment strategies, techniques and risk analyses employed by UBS AM and/or a subadvisor may not produce the desired results. Consequently, the fund may underperform in comparison to other funds with a similar benchmark or similar objectives and investment strategies.

PACE High Yield Investments | Class P2 Prospectus - PACE High Yield Investments | Class P2
Prospectus [Line Items]	oef_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	0.00%
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.60%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.00%
Miscellaneous expenses (includes administration fee of 0.10%)	oef_Component3OtherExpensesOverAssets	0.35%	[1]
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.95%
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(0.38%)	[2]
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	0.57%	[2]
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 58	[3]
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	265	[3]
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	488	[3]
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 1,132	[3]
Class P2 Prospectus - PACE High Yield Investments | Bloomberg US Aggregate Bond Index (Index reflects no deduction for fees, expenses or taxes.)
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	1.25%	[4]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	(2.47%)	[4]
Class P2 Prospectus - PACE High Yield Investments | ICE BofA Global High Yield Index (Hedged in USD) (Index reflects no deduction for fees, expenses or taxes.)
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	9.37%	[4]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	2.55%	[4]
Class P2 Prospectus - PACE High Yield Investments | Class P2
Prospectus [Line Items]	oef_ProspectusLineItems
Annual Return [Percent]	oef_AnnlRtrPct	(10.78%)
Annual Return [Percent]	oef_AnnlRtrPct	12.91%
Annual Return [Percent]	oef_AnnlRtrPct	8.41%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	8.41%	[4]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	2.18%	[4]
Performance Inception Date	oef_PerfInceptionDate	Sep. 16, 2021	[4]
Class P2 Prospectus - PACE High Yield Investments | Class P2 | After Taxes on Distributions
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	5.83%	[4]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	(0.21%)	[4]
Class P2 Prospectus - PACE High Yield Investments | Class P2 | After Taxes on Distributions and Sales
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	4.92%	[4]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	0.58%	[4]

[1]	"Other expenses" include "Acquired fund fees and expenses," which were less than 0.01% of the average net assets of the fund.
[2]	The fund and UBS AM have entered into a written fee waiver/expense reimbursement agreement pursuant to which UBS AM is contractually obligated through November 30, 2026 with respect to Class P2 to waive (i) its management fees in an amount equal to the portion of the management fees UBS AM retains after payment by UBS AM of any subadvisory fees, and (ii) its administrative services fees in an amount equal to the portion of the administrative services fees UBS AM retains after payment by UBS AM of any sub-administration fees and charges paid to third parties. The fee waiver/expense reimbursement agreement may be terminated by the fund's board at any time and also will terminate automatically upon the expiration or termination of the fund's advisory contract with UBS AM.
[3]	Except that the expenses reflect the effects of the fund's fee waiver/expense reimbursement agreement for the first year only.
[4]	Class P2 shares do not bear initial or contingent deferred sales charges or ongoing 12b-1 service and distribution fees, but Class P2 shares held through advisory programs may be subject to a program fee, advisory fee or other fees, which, if included, would have reduced performance.